As filed with the Securities and Exchange Commission on May 25, 2010

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number  811-21079

Hatteras Alternative Mutual Funds Trust
(Exact name of registrant as specified in charter)

8540 Colonnade Center Drive, Suite 401, Raleigh, NC 27615-3052
(Address of principal executive offices) (Zip code)

Mr. David Perkins, 8540 Colonnade Center Drive, Suite 401, Raleigh, NC 27615-3052
(Name and address of agent for service)

1-919-846-2324
Registrant's telephone number, including area code

Date of fiscal year end: December 31, 2010

Date of reporting period:  March 31, 2010

Item 1.  Schedule of Investments.

HATTERAS ALTERNATIVE MUTUAL FUNDS TRUST
ALPHA HEDGED STRATEGIES FUND
SCHEDULE OF INVESTMENTS
March 31, 2010 (Unaudited)

		Shares or
		Principal Amount	Value
Underlying Funds Trust - 96.4%
Event Drivena		9,575,107	$74,680,187
The Income Arbitrage-1 Portfolioa		2,286,363	20,046,692
Long/Short Equitya		11,108,136	72,249,536
Market Neutrala		6,714,432	57,039,572
Relative Valuea		5,921,076	45,802,362
Total Underlying Funds Trust (Cost $260,929,583)			$269,818,349
Repurchase Agreements - 3.4%
J.P Morgan 0.010%, dated 3/31/2010,
due 04/01/2010, repurchase price $9,575,119b		$9,575,116	9,575,116
Total Repurchase Agreements (Cost $9,575,116)			9,575,116
Total Investments (Cost $270,504,699) - 99.8%			$279,393,465
Other Assets in Excess of Liabilities - 0.2%			501,698
Total Net Assets - 100.0%			$279,895,163

Percentages are stated as a percent of net assets.

Footnotes

a - Non-income producing.
b - Collateralized by U.S. Government or U.S. Government Agency securities, U.S. Government Agency mortgage-backed securities, certificates of deposit, or banker's acceptances.

The cost basis of investments for federal income tax purposes at March 31, 2010 was as follows*:
Cost of investments	$273,051,757
Gross unrealized appreciation	8,563,594
Gross unrealized depreciation	(2,221,886)
Net unrealized appreciation	$6,341,708

*Because tax adjustments are calculated annually, the above table reflects the tax adjustments outstanding at the Fund’s previous fiscal year end. For the previous fiscal year’s federal income tax information, please refer to the Notes to Financial Statements section in the Fund’s most recent annual report.

Summary of Fair Value Exposure at March 31, 2010 (Unaudited)

The Alpha Hedged Strategies Fund has performed an analysis of all existing investments to determine the significance and character of all inputs to their fair value determination.
Various inputs are used in determining the value of the Portfolio's investments. These inputs are summarized in the three broad levels listed below:

Level 1 - Quoted prices in active markets for identical securities.
Level 2 - Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 - Significant unobservable inputs (including the Portfolio's own assumptions in determining the fair value of investments).

The following is a summary of the inputs used to value the Portfolio's net assets as of March 31, 2010:

Description	Level 1	Level 2	Level 3	Total
Underlying Funds Trust	$—	$269,818,349	$—	$269,818,349
Repurchase Agreements	—	9,575,116	—	9,575,116
Total Investments in Securities	$—	$279,393,465	$—	$279,393,465

There were no transfers into or out of Level 1 or Level 2 during the period.

HATTERAS ALTERNATIVE MUTUAL FUNDS TRUST
BETA HEDGED STRATEGIES FUND
SCHEDULE OF INVESTMENTS
March 31, 2010 (Unaudited)

		Shares or
		Principal Amount	Value
Underlying Funds Trust - 95.3%
Event Drivena		166,851	$1,301,342
Long/Short Equitya		248,738	1,617,845
Relative Valuea		97,841	756,843
Total Underlying Funds Trust (Cost $3,336,236)			$3,676,030
Repurchase Agreements - 2.8%
J.P Morgan 0.010%, dated 3/31/2010,
due 04/01/2010, repurchase price $109,864b		$109,864	109,864
Total Repurchase Agreements (Cost $109,864)			109,864
Total Investments (Cost $3,446,100) - 98.1%			$3,785,894
Other Assets in Excess of Liabilities - 1.9%			72,120
Total Net Assets - 100.0%			$3,858,014

Percentages are stated as a percent of net assets.

Footnotes

a - Non-income producing.
b - Collateralized by U.S. Government or U.S. Government Agency securities, U.S. Government Agency mortgage-backed securities, certificates of deposit, or banker's acceptances.

The cost basis of investments for federal income tax purposes at March 31, 2010 was as follows*:
Cost of investments	$3,534,450
Gross unrealized appreciation	316,611
Gross unrealized depreciation	(65,167)
Net unrealized appreciation	$251,444

*Because tax adjustments are calculated annually, the above table reflects the tax adjustments outstanding at the Fund’s previous fiscal year end. For the previous fiscal year’s federal income tax information, please refer to the Notes to Financial Statements section in the Fund’s most recent annual report.

Summary of Fair Value Exposure at March 31, 2010 (Unaudited)

The Beta Hedged Strategies Fund has performed an analysis of all existing investments to determine the significance and character of all inputs to their fair value determination.
Various inputs are used in determining the value of the Portfolio's investments. These inputs are summarized in the three broad levels listed below:

Level 1 - Quoted prices in active markets for identical securities.
Level 2 - Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 - Significant unobservable inputs (including the Portfolio's own assumptions in determining the fair value of investments).

The following is a summary of the inputs used to value the Portfolio's net assets as of March 31, 2010:

Description	Level 1	Level 2	Level 3	Total
Underlying Funds Trust	$—	$3,676,030	$—	$3,676,030
Repurchase Agreements	—	109,864	—	109,864
Total Investments in Securities	$—	$3,785,894	$—	$3,785,894

There were no transfers into or out of Level 1 or Level 2 during the period.

The Funds’ investments in the Underlying Funds Trust (the “UFT”) are valued based on the net assets values of the UFT.  These net asset values come from the valuation of the underlying investments in the UFT.  Investments in the Portfolios of the UFT are valued in the following manner:

Portfolio securities that are listed on a U.S. securities exchange are valued at the closing price of the applicable exchange on the day the valuation is made. Securities listed on the NASDAQ Global Market System are valued using the NASDAQ Official Closing Price (‘‘NOCP’’). Open short positions that are traded on the New York Stock Exchange, the American Stock Exchange and on the NASDAQ Global Market System are valued at the last reported sales price on that exchange. Listed securities and put and call options for which no sale was reported on a particular day and securities traded over-the-counter market are valued at the mean between the last bid and ask prices. Fixed income securities (other than obligations having a maturity of 60 days or less) are valued on the basis of values obtained from pricing services or from brokers, which take into account appropriate factors such as institutional sized trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data.  Fixed income securities purchased with remaining maturities of 60 days or less are valued at amortized cost, which approximates fair value. Futures are valued at settlement price. Foreign equities are valued at the official closing price or last bid if no closing price. The value of swap agreements is equal to the Portfolios’ obligation (or rights) under swap contracts which will generally be equal to the net amounts to be paid or received under the contracts based upon the relative values of the positions held by each party to the contracts. Securities and other assets for which market quotations are not readily available (including restricted securities) will be valued in good faith at fair value under the supervision of the Board. In determining the fair value of a security, the Advisor and the Board shall take into account the relevant factors and surrounding circumstances, which may include: (i) the nature and pricing history (if any) of the security; (ii) whether any dealer quotations for the security are available; (iii) possible valuation methodologies that could be used to determine the fair value of the security; (iv) the recommendation of the portfolio manager of the Portfolios with respect to the valuation of the security; (v) whether the same or similar securities are held by other funds managed by the Advisor or other funds and the method used to price the security in those funds; (vi) the extent to which the fair value to be determined for the security will result from the use of data or formula produced by third parties independent of the Advisor; and (vii) the liquidity or illiquidity of the market for the security. Whether a furnished price is significantly different from the previous day’s price, the Advisor will review the price to determine if it is appropriate.  When prices are not readily available, or are determined to not reflect fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the funds calculate their net asset value, the funds may value their securities or fair value as determined in accordance with procedures approved by the Board of Trustees.

Item 2. Controls and Procedures.

(a)
The Registrant’s President and Treasurer/Chief Financial Officer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) (17 CFR 270.30a-3(c)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(d)).

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) (17 CFR 270.30a-3(d)) that occurred during the Registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)).  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)    Hatteras Alternative Mutual Funds Trust

By  /s/ David Perkins
       David Perkins, President

Date     May 19, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By  /s/ David Perkins
       David Perkins, President

Date     May 19, 2010

By  /s/  Lance Baker
       Lance Baker, Treasurer and Chief Financial Officer

Date     May 19, 2010